SCHEDULE OF PROVED DEVELOPED AND UNDEVELOPED RESERVES (Details) (Parenthetical) - bbl	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
PDP and PUD Reserve, Revisions of previous estimates	988,090	[1]	226,585	[2]
PDP Reserve, Revisions of previous estimates	32,132	[3]	(64,267)	[4]
Revisions of previous estimates	1,020,222	[5]	162,318	[6]
Improved recovery	7,533	[7]	11,006	[8]
Production	57,181	[9]	72,524	[10]
Previous estimates	64,714
Production	60,637	[11]	72,524	[12]
Production	3,456	[13]
Improved recovery			11,006
Percentage of increase in production	46.65%		61.13%
Improved recovery	7,533	[7]	11,006	[14]
Sale of minerals in place	(57,181)	[9]	(72,524)	[10]
Extensions and discoveries	104,436	[15]
Proved undeveloped reserves	2,942,406		4,070,520		4,232,838
Extensions and discoveries	104,436	[16]
Proved developed reserves	311,211		239,357		387,154
Revision			47,515
PDP Reserve, Revisions of previous estimates	(32,132)	[3]	64,267	[4]
PDP and PUD Reserve, Revisions of previous estimates	(988,090)	[1]	(226,585)	[2]
Revisions of previous estimates	(1,020,222)	[5]	(162,318)	[6]
Revisions of previous estimates			4,070,520		4,232,838
Net PDP and PUD Reserve [Member]
PDP and PUD Reserve, Revisions of previous estimates	983,291	[17]	(618,421)	[18]
Improved recovery	3,514	[19]	6,728	[20]
Production	28,288	[21]	44,335	[22]
Improved recovery	3,514
PDP and PUD Reserve, Revisions of previous estimates	(983,291)	[17]	618,421	[18]
Net PDP Reserve [Member]
PDP Reserve, Revisions of previous estimates	82,110	[23]	(25,576)	[24]
Production	(26,676)	[25]	44,335	[26]
Production			44,335
Improved recovery	3,514	[19]	6,728	[20]
Sale of minerals in place	26,676	[25]	(44,335)	[26]
Extensions and discoveries	48,720
Proved developed reserves	145,182		44,542		121,182
PDP Reserve, Revisions of previous estimates	(82,110)	[23]	25,576	[24]
Net PUD Reserve [Member]
Revisions of previous estimates	1,065,401	[27]	(643,997)	[28]
Production	1,612	[29]
Percentage of increase in production			61.13%		43.57%
Proved undeveloped reserves	1,372,659		2,488,392		1,844,395
Extensions and discoveries	48,720	[30]
Revisions of previous estimates	(1,065,401)	[27]	643,997	[28]

[1]	The revision of previous estimates in the amount of negative 988,090 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 32,132 bbls (note g) and 2) revision of previous PUD reserves estimate of negative 1,020,222 bbls (note j);
[2]	The revision of previous estimates in the amount of negative 226,585 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 64,267 bbls and 2) revision of previous PUD reserves of negative 162,318 bbls;
[3]	The revisions of previous estimates in the amount of 32,132 bbls refers to the total gross amount of PDP reserves increase as a result of new drilling;
[4]	The revisions of previous estimates in the amount of 64,267 bbls refers to the total gross amount of PDP reserves increase as a result of new drilling schedule and reserves revision;
[5]	The revisions of previous estimates in the amount of negative 1,020,222 bbls refers to the total gross amount of PUD reserves decrease from the 4,070,520 bbls in 2020 to 2,942,406 bbls in 2021 excluding the 104,436 bbls conversion of PUD to PDP and 3,514 bbls reduction due to rescheduling of drilling schedule and reserves revision;
[6]	The revisions of previous estimates in the amount of negative 162,318 bbls refers to the total gross amount of PUD reserves decrease from the 4,232,838 bbls in 2019 to 4,070,520 bbls in 2020 as a result of new drilling schedule and reserves revision;
[7]	The improved recovery amount of negative 7,533 bbls refers to the reduced amount of crude oil production of 57,181 bbls in 2021 compared to previous estimates of 64,714 bbls for Kruh Block in 2020 as a result of rescheduling of drilling program and reserves revision;
[8]	The improved recovery amount of negative 11,006 bbls refers to the decrease of crude oil produced from the Kruh Block in 2020 as compared to the prediction from previous year;
[9]	The PDP production in the amount of negative 57,181 bbls refers to the gross amount of PDP reserves produced in 2021;
[10]	The PDP production in the amount of negative 72,524 bbls refers to the gross amount of PDP reserves produced in 2020;
[11]	The production in the amount of negative 60,637 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of negative 57,181 bbls (note i) and 2) PUD reserves production in the amount of negative 3,456 bbls (note l) in the Kruh Block;
[12]	The production in the amount of negative 72,524 bbls refers to the total gross amount of crude oil produced from the Kruh Block in 2020;
[13]	The PUD production in the amount of negative 3,456 bbls refers to the gross amount of PUD reserves produced in 2021;
[14]	The improved recovery in the amount of negative 11,006 bbls refers to the reduced amount of crude oil produced from the Kruh Block in 2020 compared to the prediction from the previous year;
[15]	The extension and discoveries in the amount of 104,436 bbls refers to the gain of PDP reserves from the completion of two new wells, K-25 and K-26;
[16]	The extension and discoveries in the amount of negative 104,436 bbls refers to the conversion of PUD reserves to PDP reserves as a result of the completion of two new wells, K-25 and K-26;
[17]	The revisions of previous estimates of negative 983,291 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 82,110 bbls (note m), and 2) net PUD reserves revision of previous estimates in the amount of negative 1,065,401 bbls (note p);
[18]	The revisions of previous estimates in the amount of 618,421 bbls refer to the total amount of 1) 25,576 bbls of PDP reserves revisions, and 2) 643,997 bbls of PUD reserves revisions;
[19]	The Improved recovery in the amount of negative 3,514 bbls refers to the net share (46.65%) of crude oil production decrease of 7,533 bbls (note b) as a result of rescheduling of drilling program;
[20]	The improved recovery in the amount of negative 6,728 bbls refers to the net share (61.13%) of the PDP production decrease of negative 11,006 bbls in 2020;
[21]	The net PDP and PUD production of negative 28,288 bbls refers to the sum of the net PDP production in the amount of negative 26,676 bbls (note o) and net PUD production in the amount of negative of 1,612 bbls (note r);
[22]	The net PDP and PUD production in the amount of negative 44,335 bbls refers to the net share (61.13%) of gross amount of 72,524 bbls PDP reserves produced in 2020;
[23]	The revision of previous estimates of net PDP reserves in the amount of 82,110 bbls refers to the sum of 1) net share difference (46.65% in 2021 as compared to 61.13% in 2020) of the beginning total PDP reserves in the amount of 239,357 bbls, 2) net share (46.65%) of revision of previous estimates of total PDP reserves estimates in the amount of 32,132 bbls (note g), and 3) correction of net Non-shareable oil (NSO) transferred to Pertamina and a revision of 47,515;
[24]	The revision of previous estimates of net PDP reserves in the amount of negative 25,576 bbls refers to the sum of 1) net share difference (61.13% in 2020 as compared to 43.57% in 2019) of the beginning total PDP reserves in the amount of 387,154 bbls, 2) net share (61.13%) of revision of previous estimates of total PDP reserves estimates in the amount of 64,267 bbls, and 3) net difference of Non-shareable oil (NSO) transferred to Pertamina between 2019 and 2020.
[25]	The net extension and discoveries in the amount of 48,720 bbls refers to the PDP reserves gain from the net share (46.65%) of the gross amount of 104,436 bbls oil converted from PUD reserves as a result of the completion of two new wells, K-25 and K-26;
[26]	The net PDP production in the amount of negative 44,335 bbls refers to the net share (61.13%) of gross amount of 72,524 bbls PDP reserves produced in 2020;
[27]	The revision of previous estimates of net PUD reserves in the amount of negative 1,065,401 bbls refers to the sum of 1) net share difference (46.65% in 2021 as compared to 61.13% in 2020) of the beginning total PUD reserves in the amount of 4,070,520 bbls, and 2) net share (46.65%) of revision of previous estimates of total PUD reserves estimates in the amount of negative 1,020,222 bbls (note j);
[28]	The revision of previous estimates of net PUD reserves in the amount of negative 643,997 bbls refers to the sum of 1) net share difference (61.13% in 2020as compared to 43.57% in 2019) of the beginning total PUD reserves in the amount of 4,232,838 bbls, and 2) net share (61.13%) of revision of previous estimates of total PUD reserves estimates in the amount of negative 162,318 bbls.
[29]	The net PUD production in the amount of negative 1,612 bbls refers to the net share (46.65%) of gross amount of PUD reserves 3,456 bbls produced in 2021;
[30]	The extension and discoveries amount of negative 48,720 bbls refers to the net share (46.65%) of the gross amount of 104,436 bbls (note h) PUD reserves converted to PDP reserves as a result of the completion of two new wells, K-25 and K-26;